Acquisitions, Investments and Disposals - Schedule of Result of Discontinued Operations of Group Companies (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Jul. 17, 2013	Jul. 05, 2013	Jul. 18, 2013	Dec. 27, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net assets disposed of					$ (151,602)	$ (2,181,532)	$ (4,031,093)
Lomprom Rostov [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received	517
Net assets disposed of	(912)
Accumulated currency translation adjustment attributable to disposal of subsidiaries transferred to the current period income (loss)	5,272
Gain (loss) on disposal of subsidiaries	4,877
TPP Rousse [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received		37,757
Net assets disposed of		(34,783)
Accumulated currency translation adjustment attributable to disposal of subsidiaries transferred to the current period income (loss)		2,633
Gain (loss) on disposal of subsidiaries		5,607
Invicta Merchant Bar Ltd. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received			1,668
Net assets disposed of			(1,668)
Accumulated currency translation adjustment attributable to disposal of subsidiaries transferred to the current period income (loss)			229
Gain (loss) on disposal of subsidiaries			229
TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received				430,358
Net assets disposed of				(433,840)
Accumulated currency translation adjustment attributable to disposal of subsidiaries transferred to the current period income (loss)				(279,196)
Gain (loss) on disposal of subsidiaries				$ (282,678)